Goodwill and Intangible Assets - Goodwill Acquired by Segment (Details) - Goodwill - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	$ 5,832	$ 5,412
Acquisitions	278	537
Foreign exchange rate movements	(38)	(117)
Balance, Ending	6,072	5,832
Canada
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	2,607	2,607
Acquisitions	0	0
Foreign exchange rate movements	0	0
Balance, Ending	2,607	2,607
SLF U.S.
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	1,083	1,138
Acquisitions	0	0
Foreign exchange rate movements	(21)	(55)
Balance, Ending	1,062	1,083
SLF Asia
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	676	705
Acquisitions	0	0
Foreign exchange rate movements	(11)	(29)
Balance, Ending	665	676
Asset Management
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	1,281	775
Acquisitions	278	537
Foreign exchange rate movements	(8)	(31)
Balance, Ending	1,551	1,281
Corporate
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	185	187
Acquisitions	0	0
Foreign exchange rate movements	2	(2)
Balance, Ending	$ 187	$ 185